Financial Risk Management Activities - Interest Rate Risk (Details) Tsh in Millions, R$ in Millions, R in Millions, $ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2018 AUD ($)	Dec. 31, 2018 TZS (Tsh)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2017 AUD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 ZAR (R)	Dec. 31, 2016 AUD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 2,752					$ 3,087			$ 3,082
Change in interest amount	1
USD denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	2,549					2,527			2,672
AUD denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	63					253			267
ZAR denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	103					$ 307			$ 143
TZS Denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 37
Interest rate risk [member] | Financial Assets | USD denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest rate basis points	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Change in interest amount	$ 1					$ 1
Interest rate risk [member] | Financial Assets | AUD denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest rate basis points	1.50%	1.50%	1.50%	1.50%	1.50%
Change in interest amount	$ 1		$ 1
Interest rate risk [member] | Financial Assets | ZAR denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest rate basis points						1.50%	1.50%	1.50%
Change in interest amount						$ 0	R 2
Interest rate risk [member] | Financial Assets | BRL denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest rate basis points	2.50%	2.50%	2.50%	2.50%	2.50%
Change in interest amount	$ 1				R$ 2
Interest rate risk [member] | Financial Liabilities | USD denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest rate basis points	1.00%	1.00%	1.00%	1.00%	1.00%				1.00%	1.00%	1.00%
Change in interest amount	$ 1								$ 1
Interest rate risk [member] | Financial Liabilities | AUD denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest rate basis points						1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Change in interest amount						$ 2		$ 3	$ 1		$ 2
Interest rate risk [member] | Financial Liabilities | ZAR denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest rate basis points	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Change in interest amount	$ 1	R 14				$ 3	R 41		$ 1	R 18
Interest rate risk [member] | Financial Liabilities | TZS Denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest rate basis points	2.50%	2.50%	2.50%	2.50%	2.50%
Change in interest amount	$ 1			Tsh 1,680